Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Transactions with Related Parties - Convertible Notes (Details) - Jelco [Member] - USD ($)
$ / shares in Units, $ in Thousands
	Apr. 10, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 27, 2017	Sep. 07, 2015	Mar. 12, 2015
Jelco Notes [Member]
Transactions with Related Parties [Abstract]
Conversion price of convertible notes into common stock (in dollars per share)		$ 13.50
First Jelco Note [Member]
Transactions with Related Parties [Abstract]
Face amount							$ 4,000
Second Jelco Note [Member]
Transactions with Related Parties [Abstract]
Face amount		$ 24,665
Applicable Limit		24,665	$ 24,665	$ 21,165		$ 6,765
Drawdown request		$ 3,500
Third Jelco Note [Member]
Transactions with Related Parties [Abstract]
Face amount					$ 13,750
Seanergy Maritime Holdings Corp. [Member] | Jelco Notes [Member]
Transactions with Related Parties [Abstract]
Conversion price of convertible notes into common stock (in dollars per share)		$ 13.50
Seanergy Maritime Holdings Corp. [Member] | First Jelco Note [Member]
Transactions with Related Parties [Abstract]
Face amount							$ 4,000
Seanergy Maritime Holdings Corp. [Member] | Second Jelco Note [Member]
Transactions with Related Parties [Abstract]
Face amount		$ 24,665
Applicable Limit						$ 6,765
Drawdown request		$ 3,500
Seanergy Maritime Holdings Corp. [Member] | Second Jelco Note [Member] | Plan [Member]
Transactions with Related Parties [Abstract]
Applicable Limit	$ 21,165
Seanergy Maritime Holdings Corp. [Member] | Third Jelco Note [Member]
Transactions with Related Parties [Abstract]
Face amount					13,750
Balance of convertible note used to make mandatory prepayment					$ 4,750